Income Tax Expense Reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense Reconciliation
Income tax expense at U.S. statutory rate	$ 424	$ 1,734	$ 150
Retained shares tax free exchange gains		(1,587)
Tax incentives	(140)	(126)	(133)
State and local taxes	(6)	1	(13)
Foreign tax expense (benefit)	(80)	5	11
Valuation allowances	4	3	5
Contingent tax matters	(1)	(48)	9
Branded Prescription Drug Fee		1	1
Deferred tax charge on intangible intra-group transfers	14	13	14
R&D tax credit	(4)	(2)	(4)
Puerto Rico excise tax credit	(2)	(5)	(9)
Deferred Tax Revaluation due to 2017 Tax Act	(283)
Transition Tax due to 2017 Tax Act	529
U.S. Valuation Allowance due to 2017 Tax Act	339
Stock options windfall tax benefits	(56)
Foreign tax credits generated	(246)
Other factors	1	(1)	4
Income tax expense (benefit)	$ 493	$ (12)	$ 35